Goodwill And Other Intangible Assets (Components Of Goodwill And Other Intangible Assets) (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Finite And Indefinite Lived Intangible Assets [Line Items]
Goodwill, Gross Carrying Amount	$ 1,385	$ 1,340
Goodwill, Accumulated Impairment	(598)	(502)
Goodwill, Net Carrying Amount	787	838	1,117
Trademarks and brand names, Net Carrying Amount	232	277	314
Gross Carrying Amount	1,818	1,772
Accumulated Impairment	(799)	(657)
Net Carrying Amount	1,019	1,115
Gross Carrying Amount	679	656
Accumulated Amortization	(271)	(222)
Estimated future amortization expense, Total	408	434	484
Developed Technology [Member]
Finite And Indefinite Lived Intangible Assets [Line Items]
Gross Carrying Amount	117	115
Accumulated Amortization	(53)	(42)
Estimated future amortization expense, Total	64	73
Customer Relationships [Member]
Finite And Indefinite Lived Intangible Assets [Line Items]
Gross Carrying Amount	562	541
Accumulated Amortization	(218)	(180)
Estimated future amortization expense, Total	344	361
Trademarks And Brand Names [Member]
Finite And Indefinite Lived Intangible Assets [Line Items]
Trademarks and brand names, Gross Carrying Amount	433	432
Trademarks and brand names, Accumulated Impairment	(201)	(155)
Trademarks and brand names, Net Carrying Amount	$ 232	$ 277